Accrued Liabilities - Summary of Accrued Liabilities (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees		$ 64	$ 102
Government institution		56	24
Other current liabilities		330	145
Total Accrued Liabilities	$ 388	$ 450	$ 271